Postretirement Benefits (Postretirement Benefit Adjustments Recognized In Other Comprehensive (Loss) Income) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of actuarial (loss) gain	$ 31
Amortization of actuarial loss	(5)
Current year prior service cost	0
Amortization of prior service credit	4
Other Comprehensive Income, Other Pension and Postretirement Plans, Foreign currency (loss) gain	0
Total recognized in other comprehensive income	30
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of actuarial (loss) gain	5
Amortization of actuarial loss	(2)
Current year prior service cost	(34)
Amortization of prior service credit	4
Other Comprehensive Income, Other Pension and Postretirement Plans, Foreign currency (loss) gain	1
Total recognized in other comprehensive income	$ (26)